Retirement Benefits	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Retirement Benefits

(5) Retirement Benefits

PSE has a defined benefit pension plan (Qualified Pension Benefits) covering the largest portion of PSE employees. Pension benefits earned are a function of age, salary, years of service and, in the case of employees in the cash balance formula plan, the applicable annual interest crediting rates. Starting with January 1, 2014 all newly hired non-represented employees, United Association of Journeymen and Apprentices of the Plumbing and Pipe Fitting Industry employees, and International Brotherhood of Electrical Workers Local Union 77 hired on or after December 12, 2014 who elect to accumulate the Company contribution in the cash balance formula portion of the pension plan, will receive annual pay credits of 4% each year. They will also receive interest credits like other participants in the cash balance pension formula of the pension plan, which are at least 1% per quarter. When an employee with a vested cash balance formula benefit leaves PSE, he or she will have annuity and lump sum options for distribution. Those who select the lump sum option will receive their current cash balance amount. PSE also maintains a non-qualified Supplemental Executive Retirement Plan (SERP) for its key senior management employees.

In addition to providing pension benefits, PSE provides legacy group health care and life insurance benefits (Other Benefits) for certain retired employees. These benefits are provided principally through an insurance company. The insurance premiums, paid primarily by retirees, are based on the benefits provided during the prior year.

Puget Energy records purchase accounting adjustments associated with the re-measurement of the retirement plans.

The following tables summarize the Company’s net periodic benefit cost for the three and nine months ended September 30, 2015 and 2014:

Puget Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
	Three Months Ended September 30,
(Dollars in Thousands)	2015	2014	2015	2014	2015	2014
Components of net periodic benefit cost:
Service cost	$5,322	$4,359	$277	$261	$28	$28
Interest cost	7,022	7,010	570	577	156	171
Expected return on plan assets	(11,260)	(10,616)	—	—	(133)	(134)
Amortization of prior service cost	(495)	(495)	11	12	—	—
Amortization of net loss (gain)	972	—	410	228	(33)	(228)

Net periodic benefit cost	$1,561	$258	$1,268	$1,078	$18	$(163)

Puget Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
	Nine Months Ended September 30,
(Dollars in Thousands)	2015	2014	2015	2014	2015	2014
Components of net periodic benefit cost:
Service cost	$15,966	$13,077	$831	$782	$84	$84
Interest cost	21,066	21,030	1,710	1,732	467	513
Expected return on plan assets	(33,779)	(31,848)	—	—	(399)	(401)
Amortization of prior service cost	(1,485)	(1,485)	33	33	—	—
Amortization of net loss (gain)	2,915	—	1,230	684	(99)	(296)

Net periodic benefit cost	$4,683	$774	$3,804	$3,231	$53	$(100)

Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
	Three Months Ended September 30,
(Dollars in Thousands)	2015	2014	2015	2014	2015	2014
Components of net periodic benefit cost:
Service cost	$5,322	$4,359	$277	$261	$28	$28
Interest cost	7,022	7,010	570	577	156	171
Expected return on plan assets	(11,366)	(10,813)	—	—	(133)	(134)
Amortization of prior service cost	(393)	(393)	11	11	—	1
Amortization of net loss (gain)	5,139	3,298	530	365	(101)	(175)

Net periodic benefit cost	$5,724	$3,461	$1,388	$1,214	$(50)	$(109)

Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
	Nine Months Ended September 30,
(Dollars in Thousands)	2015	2014	2015	2014	2015	2014
Components of net periodic benefit cost:
Service cost	$15,966	$13,077	$831	$782	$84	$84
Interest cost	21,066	21,030	1,710	1,732	467	513
Expected return on plan assets	(34,097)	(32,439)	—	—	(399)	(401)
Amortization of prior service cost	(1,179)	(1,179)	33	33	2	3
Amortization of net loss (gain)	15,416	9,895	1,590	1,095	(304)	(527)

Net periodic benefit cost	$17,172	$10,384	$4,164	$3,642	$(150)	$(328)

The following table summarizes the Company’s change in benefit obligation for the periods ended September 30, 2015 and December 31, 2014:

Puget Energy and Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	Nine Months Ended September 30, 2015	Year Ended December 31, 2014	Nine Months Ended September 30, 2015	Year Ended December 31, 2014	Nine Months Ended September 30, 2015	Year Ended December 31, 2014
Change in benefit obligation:
Benefit obligation at beginning of period	$690,194	$573,317	$55,855	$47,279	$15,688	$14,939
Service cost	15,966	17,437	831	1,042	84	112
Interest cost	21,066	28,039	1,710	2,310	467	684
Actuarial loss (gain)	(588)	104,618	—	7,162	(540)	1,108
Benefits paid	(41,804)	(33,217)	(3,026)	(1,938)	(1,045)	(1,424)
Medicare part D subsidy received	—	—	—	—	221	269

Benefit obligation at end of period	$684,834	$690,194	$55,370	$55,855	$14,875	$15,688

The aggregate expected contributions by the Company to fund the qualified pension plan, SERP and the other postretirement plans for the year ending December 31, 2015 are expected to be at least $18.0 million, $4.4 million and $0.4 million, respectively. During the three months ended September 30, 2015, the Company contributed $4.5 million, $0.5 million, and $0.1 million to fund the qualified pension plan, SERP and other postretirement plan, respectively. During the nine months ended September 30, 2015, the Company contributed $13.5 million, $3.0 million, and $0.5 million to fund the qualified pension plan, SERP and other postretirement plan, respectively.

(12) Retirement Benefits

PSE has a defined benefit pension plan covering substantially all PSE employees. Pension benefits earned are a function of age, salary, years of service and, in the case of employees in the cash balance formula plan, the applicable annual interest crediting rates. Beginning in 2014, all new UA employees and those new non-represented employees who elect to accumulate the Company contribution in the Cash Balance pension, (effective January 1, 2014) and all new IBEW (effective December 12, 2014), will receive annual pay credits of 4% each year. They will also receive interest credits like other participants in the Cash Balance pension, which are at least 1% per quarter. When a newly-hired employee with a vested Cash Balance benefit leaves PSE, he or she will have annuity and lump sum options for distribution, with annuities calculated according to the Pension Protection Act. Those who select the lump sum option will receive their current cash balance amount. Participation by continuing employees in the Cash Balance pension plan is not affected. PSE also maintains a non-qualified Supplemental Executive Retirement Plan (SERP) for its key senior management employees.

In addition to providing pension benefits, PSE provides group health care and life insurance benefits for certain retired employees. These benefits are provided principally through an insurance company. The insurance premiums, paid primarily by retirees, are based on the benefits provided during the year.

The 2009 merger of Puget Energy with Puget Holdings triggered a new basis of accounting for PSE’s retirement benefit plans in the Puget Energy consolidated financial statements. Such purchase accounting adjustments associated with the re-measurement of the retirement plans are recorded at Puget Energy.

The following tables summarize the Company’s change in benefit obligation, change in plan assets and amounts recognized in the Statements of Financial Position for the years ended December 31, 2014 and 2013:

Puget Energy and Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2014	2013	2014	2013	2014	2013
Change in benefit obligation:
Benefit obligation at beginning of period	$573,317	$616,290	$47,279	$51,795	$14,939	$17,672
Service cost	17,437	19,285	1,042	1,498	112	134
Interest cost	28,039	24,754	2,310	2,045	684	664
Amendment	—	—	—	478	—	—
Actuarial loss (gain)	104,618	(48,559)	7,162	(1,687)	1,108	(2,240)
Benefits paid	(33,217)	(38,453)	(1,938)	(6,850)	(1,424)	(1,536)
Medicare part D subsidy received	—	—	—	—	269	245

Benefit obligation at end of period	$690,194	$573,317	$55,855	$47,279	$15,688	$14,939

Puget Energy and Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2014	2013	2014	2013	2014	2013
Change in plan assets:
Fair value of plan assets at beginning of period	$615,721	$531,183	$—	$—	$8,774	$7,541
Actual return on plan assets	25,669	102,591	—	—	522	1,861
Employer contribution	18,000	20,400	1,938	6,850	488	908
Benefits paid	(33,217)	(38,453)	(1,938)	(6,850)	(1,424)	(1,536)

Fair value of plan assets at end of period	$626,173	$615,721	$—	$—	$8,360	$8,774

Funded status at end of period	$(64,021)	$42,404	$(55,855)	$(47,279)	$(7,328)	$(6,165)

Puget Energy and Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2014	2013	2014	2013	2014	2013
Amounts recognized in Statement of Financial Position consist of:
Noncurrent assets	$—	$42,404	$—	$—	$—	$—
Current liabilities	—	—	(4,386)	(3,981)	(355)	(421)
Noncurrent liabilities	(64,021)	—	(51,469)	(43,298)	(6,973)	(5,744)

Net assets (liabilities)	$(64,021)	$42,404	$(55,855)	$(47,279)	$(7,328)	$(6,165)

Puget Energy and Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2014	2013	2014	2013	2014	2013
Pension Plans with an Accumulated Benefit Obligation in excess of Plan Assets:
Project benefit obligation	$690,194	$573,317	$55,855	$47,279	$15,688	$14,939
Accumulated benefit obligation	681,745	566,689	50,137	40,892	15,553	14,794
Fair value of plan assets	$626,173	$615,721	$—	$—	$8,360	$8,774

The following tables summarize Puget Energy and Puget Sound Energy’s pension benefit amounts recognized in Accumulated Other Comprehensive income for the years ended December 31, 2014 and 2013:

Puget Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2014	2013	2014	2013	2014	2013
Amounts recognized in Accumulated Other Comprehensive Income consist of:
Net loss (gain)	$55,471	$(65,943)	$15,918	$9,670	$(1,457)	$(2,972)
Prior service cost (credit)	(13,782)	(15,762)	331	373	—	—

Total	$41,689	$(81,705)	$16,249	$10,043	$(1,457)	$(2,972)

Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2014	2013	2014	2013	2014	2013
Amounts recognized in Accumulated Other Comprehensive Income consist of:
Net loss (gain)	$247,331	$138,324	$19,751	$14,050	$(3,733)	$(5,556)
Prior service cost (credit)	(10,952)	(12,525)	339	383	3	6

Total	$236,379	$125,799	$20,090	$14,433	$(3,730)	$(5,550)

The following tables summarize Puget Energy’s and Puget Sound Energy’s net periodic benefit cost for the years ended December 31, 2014, 2013 and 2012:

Puget Energy	Qualified Pension Benefits			SERP Pension Benefits			Other Benefits
(Dollars in Thousands)	2014	2013	2012	2014	2013	2012	2014	2013	2012
Components of net periodic benefit cost:
Service cost	$17,437	$19,285	$16,926	$1,042	$1,498	$1,073	$112	$134	$139
Interest cost	28,039	24,754	25,986	2,310	2,045	2,152	684	664	751
Expected return on plan assets	(42,464)	(39,095)	(36,203)	—	—	—	(535)	(436)	(435)
Amortization of prior service cost (credit)	(1,980)	(1,980)	(1,980)	42	(17)	—	—	—	—
Amortization of net loss	—	2,889	768	913	1,461	702	(393)	69	53

Net periodic benefit cost	$1,032	$5,853	$5,497	$4,307	$4,987	$3,927	$(132)	$431	$508

Puget Sound Energy	Qualified Pension Benefits			SERP Pension Benefits			Other Benefits
(Dollars in Thousands)	2014	2013	2012	2014	2013	2012	2014	2013	2012
Components of net periodic benefit cost:
Service cost	$17,437	$19,285	$16,926	$1,042	$1,498	$1,073	$112	$134	$139
Interest cost	28,039	24,753	25,986	2,310	2,045	2,152	684	664	751
Expected return on plan assets	(43,252)	(40,685)	(41,533)	—	—	—	(535)	(436)	(435)
Amortization of prior service cost (credit)	(1,573)	(1,573)	(1,573)	44	(16)	293	3	30	35
Amortization of net loss (gain)	13,195	20,612	15,015	1,461	2,191	1,432	(702)	(284)	(245)
Amortization of transition obligation	—	—	—	—	—	—	—	—	50

Net periodic benefit cost	$13,846	$22,392	$14,821	$4,857	$5,718	$4,950	$(438)	$108	$295

The following tables summarize Puget Energy’s and Puget Sound Energy’s benefit obligations recognized in other comprehensive income for the years ended December 31, 2014 and 2013:

Puget Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2014	2013	2014	2013	2014	2013
Other changes (pre-tax) in plan assets and benefit obligations recognized in other comprehensive income:
Net loss (gain)	$121,413	$(112,055)	$7,162	$(1,687)	$1,121	$(3,665)
Amortization of net loss (gain)	—	(2,889)	(913)	(1,461)	394	(70)
Prior service credit	—	—	—	478	—	—
Amortization of prior service credit	1,980	1,980	(42)	17	—	—

Total change in other comprehensive income for year	$123,393	$(112,964)	$6,207	$(2,653)	$1,515	$(3,735)

Puget Sound Energy	Qualified Pension Benefit		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2014	2013	2014	2013	2014	2013
Other changes (pre-tax) in plan assets and benefit obligations recognized in other comprehensive income:
Net loss (gain)	$122,202	$(110,465)	$7,162	$(1,687)	$1,121	$(3,665)
Amortization of net (loss) gain	(13,195)	(20,612)	(1,461)	(2,191)	702	284
Prior service cost (credit)	—	—	—	477	—	—
Amortization of prior service cost (credit)	1,573	1,573	(44)	16	(3)	(30)
Amortization of transition obligation	—	—	—	—	—	—

Total change in other comprehensive income for year	$110,580	$(129,504)	$5,657	$(3,385)	$1,820	$(3,411)

The estimated prior service cost (credit) for the pension plans that will be amortized from accumulated OCI into net periodic benefit cost in 2015 by Puget Energy is $3.9 million. The estimated net (loss) gain for the SERP that will be amortized from accumulated OCI into net periodic benefit cost in 2015 is $1.6 million. The estimated prior service cost (credit) for the SERP that will be amortized from accumulated OCI into net periodic benefit cost in 2015 is immaterial. The estimated net (loss) gain, prior service cost (credit) and transition (obligation) asset for the other postretirement plans that will be amortized from accumulated OCI into net periodic benefit cost in 2015 are immaterial.

The estimated net (loss) gain and prior service cost (credit) for the pension plans that will be amortized from accumulated OCI into net periodic benefit cost in 2015 by Puget Sound Energy are $20.5 million and $1.6 million, respectively. The estimated net loss (gain) and prior service cost (credit) for the SERP that will be amortized from accumulated OCI into net periodic benefit cost in 2015 are $2.1 million. The estimated prior service cost (credit) for the SERP that will be amortized from accumulated OCI into net periodic benefit cost in 2015 is immaterial. The estimated net (loss) gain for the other postretirement plan that will be amortized from accumulated OCI into net periodic benefit cost in 2015 is $0.3 million and prior service cost (credit) and transition (obligation) asset for the other postretirement plans are immaterial.

The aggregate expected contributions by the Company to fund the qualified pension plan, SERP and the other postretirement plans for the year ending December 31, 2015 are expected to be at least $18.0 million, $4.4 million and $0.5 million, respectively.

Assumptions

In accounting for pension and other benefit obligations and costs under the plans, the following weighted-average actuarial assumptions were used by the Company:

	Qualified Pension Benefits			SERP Pension Benefits			Other Benefits
	2014	2013	2012	2014	2013	2012	2014	2013	2012
Benefit Obligation Assumptions
Discount rate[1]	4.25%	5.10%	4.15%	4.25%	5.10%	4.15%	4.25%	5.10%	4.15%
Rate of compensation increase	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Medical trend rate	—	—	—	—	—	—	5.70%	6.80%	7.50%

Benefit Cost Assumptions
Discount rate	5.10%	4.15%	4.75%	5.10%	4.15%	4.75%	5.10%	4.15%	4.75%
Rate of plan assets	7.75%	7.75%	7.75%	—	—	—	7.00%	6.90%	7.50%
Rate of compensation increase	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Medical trend rate	—	—	—	—	—	—	6.70%	8.20%	7.50%

[1]	The Company calculates the present value of the pension liability using a discount rate of 4.25% which represents the single-rate equivalent of the AA rated corporate bond yield curve.

The assumed medical inflation rate used to determine benefit obligations is 6.70% in 2015 grading down to 4.30% in 2016. A 1.0% change in the assumed medical inflation rate would have the following effects:

	2014		2013
(Dollars in Thousands)	1% Increase	1% Decrease	1% Increase	1% Decrease
Effect on post-retirement benefit obligation	$47	$(47)	$66	$(66)
Effect on service and interest cost components	2	(2)	3	(3)

The Company has selected the expected return on plan assets based on a historical analysis of rates of return and the Company’s investment mix, market conditions, inflation and other factors. The expected rate of return is reviewed annually based on these factors. The Company’s accounting policy for calculating the market-related value of assets for the Company’s retirement plan is as follows. PSE market-related value of assets is based on a five-year smoothing of asset gains (losses) measured from the expected return on market-related assets. This is a calculated value that recognizes changes in fair value in a systematic and rational manner over five years. The same manner of calculating market-related value is used for all classes of assets, and is applied consistently from year to year.

Puget Energy’s pension and other postretirement benefits income or costs depend on several factors and assumptions, including plan design, timing and amount of cash contributions to the plan, earnings on plan assets, discount rate, expected long-term rate of return, mortality and health care costs trends. Changes in any of these factors or assumptions will affect the amount of income or expense that Puget Energy records in its financial statements in future years and its projected benefit obligation. Puget Energy has selected an expected return on plan assets based on a historical analysis of rates of return and Puget Energy’s investment mix, market conditions, inflation and other factors. As required by merger accounting rules, market-related value was reset to market value effective with the merger.

The discount rates were determined by using market interest rate data and the weighted-average discount rate from Citigroup Pension Liability Index Curve. The Company also takes into account in determining the discount rate the expected changes in market interest rates and anticipated changes in the duration of the plan liabilities.

Plan Benefits

The expected total benefits to be paid under the next five years and the aggregate total to be paid for the five years thereafter are as follows:

(Dollars in Thousands)	2015	2016	2017	2018	2019	2020-2024
Qualified Pension total benefits	$41,100	$41,400	$42,100	$43,300	$43,900	$237,300
SERP Pension total benefits	$4,386	$2,595	1,940	5,346	5,811	18,759
Other Benefits total with Medicare Part D subsidy	$1,080	$1,136	$1,113	$1,085	$1,062	$5,935
Other Benefits total without Medicare Part D subsidy	$1,429	$1,414	$1,398	$1,380	$1,362	$6,340

Plan Assets

Plan contributions and the actuarial present value of accumulated plan benefits are prepared based on certain assumptions pertaining to interest rates, inflation rates and employee demographics, all of which are subject to change. Due to uncertainties inherent in the estimations and assumptions process, changes in these estimates and assumptions in the near term may be material to the financial statements.

The Company has a Retirement Plan Committee that establishes investment policies, objectives and strategies designed to balance expected return with a prudent level of risk. All changes to the investment policies are reviewed and approved by the Retirement Plan Committee prior to being implemented.

The Retirement Plan Committee invests trust assets with investment managers who have historically achieved above-median long-term investment performance within the risk and asset allocation limits that have been established. Interim evaluations are routinely performed with the assistance of an outside investment consultant. To obtain the desired return needed to fund the pension benefit plans, the Retirement Plan Committee has established investment allocation percentages by asset classes as follows:

	Allocation
Asset Class	Minimum	Target	Maximum
Domestic large cap equity	25%	31%	40%
Domestic small cap equity	0%	9%	15%
Non-U.S. equity	10%	25%	30%
Fixed income	15%	25%	30%
Real estate	0%	0%	10%
Absolute return	5%	10%	15%
Cash	0%	0%	5%

Plan Fair Value Measurements

ASC 715, “Compensation—Retirement Benefits” (ASC 715) directs companies to provide additional disclosures about plan assets of a defined benefit pension or other postretirement plan. The objectives of the disclosures are to disclose the following: (1) how investment allocation decisions are made, including the factors that are pertinent to an understanding of investment policies and strategies; (2) major categories of plan assets; (3) inputs and valuation techniques used to measure the fair value of plan assets; (4) effect of fair value measurements using significant unobservable inputs (Level 3) on changes in plan assets for the period; and (5) significant concentrations of risk within plan assets.

ASC 820 allows the reporting entity, as a practical expedient, to measure the fair value of investments that do not have readily determinable fair values on the basis of the net asset value per share of the investment if the net asset value of the investment is calculated in a matter consistent with ASC 946, “Financial Services—Investment Companies.” The standard requires disclosures about the nature and risk of the investments and whether the investments are probable of being sold at amounts different from the net asset value per share.

The following table sets forth by level, within the fair value hierarchy, the qualified pension plan as of December 31, 2014 and 2013:

	Recurring Fair Value Measures As of December 31, 2014				Recurring Fair Value Measures As of December 31, 2013
(Dollars in Thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Non-US equity[1]	$71,026	$74,131	$—	$145,157	$76,188	$78,816	$—	$155,004
Domestic large cap equity[2]	134,765	68,336	—	203,101	157,874	35,851	—	193,725
Domestic small cap equity[3]	59,657	—	—	59,657	62,867	—	—	62,867

Total equities	265,448	142,467	—	407,915	296,929	114,667	—	411,596

Tactical asset allocation[4]	—	—	—	—	—	—	—	—
Fixed income securities[5]	72,331	67,182	—	139,513	135,007	—	—	135,007
Absolute return[6]	—	—	65,251	65,251	—	—	62,278	62,278
Cash and cash equivalents[7]	12,650	—	—	12,650	—	7,054	—	7,054

Subtotal	$350,429	$209,649	$65,251	$625,329	$431,936	$121,721	$62,278	$615,935

Net (payable) receivable	—	—	—	844	—	—	—	(417)
Accrued income	—	—	—	—	—	—	—	203

Total assets				$626,173				$615,721

[1]	Non—US Equity investments are comprised of a (1) mutual fund; and a (2) commingled fund. The investment in the mutual fund is valued using quoted market prices multiplied by the number of shares owned as of December 31, 2014. The investment in the commingled fund is valued at the net asset value per share multiplied by the number of shares held as of December 31, 2014.
[2]	Domestic large cap equity investments are comprised of (1) common stock, and a (2) commingled fund. Investments in common stock are valued using quoted market prices multiplied by the number of shares owned as of December 31, 2014. The investment in the commingled fund is valued at the net asset value per share multiplied by the number of shares held as of December 31, 2014.
[3]	Domestic small cap equity investments are comprised of (1) common stock and a (2) mutual fund. The investments in common stock are valued using quoted market prices multiplied by the number of shares owned as of December 31, 2014. The investment in the mutual fund is valued using quoted market prices multiplied by the number of shares owned as of December 31, 2014.
[4]	The tactical asset allocation investment is comprised of a commingled fund, which is valued at the net asset value per share multiplied by the number of shares held as of the measurement date.
[5]	Fixed income securities consist of a mutual fund. The investment in the mutual fund is valued using quoted market prices multiplied by the number of shares owned as of December 31, 2014.
[6]	As of December 31, 2014 absolute return investments consist of two partnerships. The partnerships are valued using the financial reports as of December 31, 2014. These investments are a Level 3 under ASC 820 because the significant valuation inputs are primarily internal to the partnerships with little third party involvement.
[7]	The investment consists of a money market fund, which is valued at the net asset value per share of $1.00 per unit as of December 31, 2014. The money market fund invests primarily in commercial paper, notes, repurchase agreements, and other evidences of indebtedness which are payable on demand or short-term in nature.

Level 3 Roll-Forward

The following table sets forth a reconciliation of changes in the fair value of the plan’s Level 3 assets:

	As of December 31, 2014			As of December 31, 2013
(Dollars in Thousands)	Partnership	Mutual Funds	Total	Partnership	Mutual Funds	Total
Balance at beginning of year	$62,278	$—	$62,278	$55,614	$—	$55,614
Additional investments	—	—	—	—	—	—
Distributions	—	—	—	—	—	—
Realized losses on distributions	—	—	—	—	—	—
Unrealized gains relating to instruments still held at the reporting date	2,973	—	2,973	6,664	—	6,664
Transferred out of level 3[1]	—	—	—	—	—	—

Balance at end of year	$65,251	$—	$65,251	$62,278	$—	$62,278

[1]	The plan had no transfers between level 2 and level 1 during the years ended December 31, 2014 or 2013.

The following table sets forth by level, within the fair value hierarchy, the Other Benefits plan assets which consist of insurance benefits for retired employees, at fair value:

	Recurring Fair Value Measures As of December 31, 2014			Recurring Fair Value Measures As of December 31, 2013
(Dollars in Thousands)	Level 1	Level 2	Total	Level 1	Level 2	Total
Assets:
Mutual fund[1]	$8,301	$—	$8,301	$8,703	$—	$8,703
Cash equivalents[2]	59	—	59	—	71	71

Total assets	$8,360	$—	$8,360	$8,703	$71	$8,774

[1]	This is a publicly traded balanced mutual fund. The fund seeks regular income, conservation of principal, and an opportunity for long-term growth of principal and income. The fair value is determined by taking the number of shares owned by the plan, and multiplying by the market price as of December 31, 2014.
[2]	This is a money market fund. The money market fund investments are valued at the net asset value per share of $1.00 per unit as of December 31, 2014. The money market fund invests primarily in commercial paper, notes, repurchase agreements, and other evidences of indebtedness which are payable on demand or short-term in nature.